PROPERTIES - 2013 Acquisition (Narrative) (Detail 3) $ in Millions	1 Months Ended
	Aug. 30, 2013 USD ($) Facility Bed	Dec. 31, 2015 Facility	Dec. 31, 2014 USD ($) Facility	Dec. 31, 2013 USD ($)
Real Estate Properties [Line Items]
Acquisition related expenses | $			$ 3.9	$ 0.2
Number of facilities transitioned | Facility		4	2
SNF's | Arkansas
Real Estate Properties [Line Items]
Number of facilities transitioned | Facility	11
Number of beds | Bed	1,084
Provision for uncollectible straight-line rent receivable | $	$ 2.3